9. Net Sectorial Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Net Sectorial Financial Assets And Liabilities Tables Abstract
Net Sectorial Financial Assets and Liabilities

		12.31.2018		12.31.2017
	Current	Noncurrent	Current	Noncurrent
Sectorial financial assets - Electricity rate adjustment recoverable 2018
Portion A
Electricity purchased for resale - CVA Energ	274,495	-	333,412	333,412
Electricity purchased for resale - Itaipu	278,072	-	250,851	250,851
Transport of energy using the transmission system - basic grid	28,100	-	18,056	18,056
Transport of energy purchased from Itaipu	8,312	-	5,063	5,063
System Service Charges - ESS	(240,248)	-	(211,735)	(211,735)
Energy Development Account - CDE	16,434	-	(28,800)	(28,800)
Proinfa	3,007	-	(33)	(33)
Other financial components
Neutrality	42,605	-	33,319	33,319
Overcontracting	(46,972)	-	(112,137)	(112,137)
Hydrological risk	(175,117)	-	(93,964)	(93,964)
Tariff refunds	(36,840)	-	(21,302)	(21,302)
CVA Angra III Adjustment	6,272	-	(1,121)	(1,121)
Other	5,429	-	-	-
	163,549	-	171,609	171,609
Sectorial financial assets - Electricity rate adjustment recoverable 2019
Portion A
Electricity purchased for resale - CVA Energ	176,198	176,198	-	-
Electricity purchased for resale - Itaipu	304,085	304,086	-	-
Transport of energy using the transmission system - basic grid	(29,307)	(29,307)	-	-
Transport of energy purchased from Itaipu	7,469	7,469	-	-
System Service Charges - ESS	(120,862)	(120,862)	-	-
Energy Development Account - CDE	71,325	71,325	-	-
Proinfa	(9)	(9)	-	-
Other financial components
Neutrality	40,212	40,211	-	-
Overcontracting	(95,722)	(95,722)	-	-
Hydrological risk	(71,958)	(71,958)	-	-
Tariff refunds	(23,796)	(23,796)	-	-
	257,635	257,635	-	-
	421,184	257,635	171,609	171,609

		12.31.2018		12.31.2017
	Current	Noncurrent	Current	Noncurrent
Sectorial financial liabilities - Electricity rate adjustment recoverable 2017
Portion A
Electricity purchased for resale - CVA Energ	-	-	(168,939)	-
ESS	-	-	(167,938)	-
CDE	-	-	(84,293)	-
Proinfa	-	-	(5,122)	-
Electricity purchased for resale - Itaipu	-	-	36,002	-
Transport of energy using the transmission system - basic grid	-	-	11,127	-
Transport of energy purchased from Itaipu	-	-	2,797	-
Other financial components
Tariff refunds	-	-	(12,470)	-
Overcontracting	-	-	87,949	-
Neutrality	-	-	54,609	-
CVA Angra III Adjustment	-	-	50,435	-
Other	-	-	3,024	-
	-	-	(192,819)	-
Sectorial financial liabilities - Tariff Review 2021
Financial components
Tariff refunds	-	(96,531)	-	(90,700)
	-	(96,531)	-	(90,700)
	-	(96,531)	(192,819)	(90,700)

Changes in Net Sectorial Financial Assets and Liabilities

	Balance as of	Operating revenues		Financial results	Rate	Balance as of
	December 31, 2017	Constitution	Amortization	Updating	flags	December 31, 2018
Portion A
Electricity purchased for resale - Itaipu (9.2.1)	537,704	661,144	(348,586)	35,981	-	886,243
Electricity purchased for resale - CVA Energ (9.2.2)	497,885	710,482	(129,555)	31,053	(482,974)	626,891
Transport of energy using the transmission system - basic grid	47,239	(36,959)	(43,101)	2,307	-	(30,514)
Transport of energy purchased from Itaipu	12,923	21,526	(12,194)	995	-	23,250
ESS (9.2.3)	(591,408)	(302,226)	443,817	(32,155)	-	(481,972)
CDE (9.2.4)	(141,893)	231,308	69,851	(182)	-	159,084
Proinfa	(5,188)	6,111	2,024	42	-	2,989
Other financial components
Neutrality (9.2.5)	121,247	100,280	(100,661)	2,162	-	123,028
CVA Angra III Adjustment	48,193	8,482	(57,214)	6,811	-	6,272
Hydrological risk (9.2.6)	(187,928)	(310,975)	189,289	(9,419)	-	(319,033)
Tariff refunds (9.2.7)	(145,774)	(80,493)	52,290	(6,986)	-	(180,963)
Overcontracting (9.2.8)	(136,325)	(54,421)	(37,176)	(10,494)	-	(238,416)
Others	3,024	11,193	(8,892)	104	-	5,429
	59,699	965,452	19,892	20,219	(482,974)	582,288
Current assets	171,609					421,184
Noncurrent assets	171,609					257,635
Current liabilities	(192,819)					-
Noncurrent liabilities	(90,700)					(96,531)

	Balance as of	Operating revenues		Financial results	Rate	Balance as of
	January 1, 2017	Constitution	Amortization	Updating	flags	December 31, 2017
Portion A
Electricity purchased for resale - Itaipu (9.2.1)	424,085	495,889	(420,054)	37,784	-	537,704
Electricity purchased for resale - CVA Energ (9.2.2)	(536,125)	937,324	517,751	(1,845)	(419,220)	497,885
Transport of energy using the transmission system - basic grid	8,411	50,426	(12,275)	677	-	47,239
Transport of energy purchased from Itaipu	7,703	11,067	(7,155)	1,308	-	12,923
ESS (9.2.3)	(273,418)	(529,932)	262,568	(50,626)	-	(591,408)
CDE (9.2.4)	70,611	(158,514)	(60,149)	6,159	-	(141,893)
Proinfa	17,293	(14,677)	(10,423)	2,619	-	(5,188)
Other financial components
Neutrality (9.2.5)	190,976	28,694	(99,593)	1,170	-	121,247
CVA Angra III Adjustment	-	97,426	(54,516)	5,283	-	48,193
Hydrological risk (9.2.6)	-	(183,728)	-	(4,200)	-	(187,928)
Tariff refunds (9.2.7)	(71,244)	(78,254)	13,479	(9,755)	-	(145,774)
Overcontracting (9.2.8)	156,170	(203,797)	(90,272)	1,574	-	(136,325)
Extraordinary Tariff Review	(257,353)	-	257,353	-	-	-
Financial exposure	(16,250)	-	16,250	-	-	-
Others	149	5,570	(3,418)	723	-	3,024
	(278,992)	457,494	309,546	(9,129)	(419,220)	59,699
Current assets	-					171,609
Noncurrent assets	-					171,609
Current liabilities	(155,261)					(192,819)
Noncurrent liabilities	(123,731)					(90,700)